Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	₩ 279,607	₩ 271,925	₩ 273,460
Interest expense recognized as operating expense	356,345	293,854	263,389
Profit and loss from foreign currency transaction	27,407	67,976	19,976
BC Card Co., Ltd. [member]
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	112,973	68,869	27,440
Interest expense recognized as operating expense	55,677	27,060	5,458
Profit and loss from foreign currency transaction	5,597	3,569	2,373
Dividend income	1,759	2,299	1,340
Gain (loss) on valuation	11,112	7,860	₩ 15,459
Gain Loss On Valuation Of derivatives	48	₩ 418
KT Cloud Co., Ltd. [member]
Disclosure of detailed information about financial instruments [line items]
Gain on convertible preferred stock	₩ 311,312